Pension and Other Postretirement Benefits (Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	$ 3,046	$ 3,244	$ 3,734
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	4	$ 4
Fair Value, Measurements, Recurring [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	2,495	2,692
Fair Value, Measurements, Recurring [Member] | Cash and cash equivalents [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	88	64
Fair Value, Measurements, Recurring [Member] | US treasury securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	135	132
Fair Value, Measurements, Recurring [Member] | Government-related securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	250	225
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1,657	1,895
Fair Value, Measurements, Recurring [Member] | Mortgage-backed and asset-backed securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	98	137
Fair Value, Measurements, Recurring [Member] | US large capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	178	190
Fair Value, Measurements, Recurring [Member] | US small capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	43	64
Fair Value, Measurements, Recurring [Member] | International equity [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	3	3
Fair Value, Measurements, Recurring [Member] | Other investments [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	43	(18)
Fair Value, Measurements, Recurring [Member] | Common collective funds [Member] | Pension benefits [Member] | Fair Value Measured at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	519	521
Fair Value, Measurements, Recurring [Member] | Limited partnerships [Member] | Pension benefits [Member] | Fair Value Measured at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	32	31
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	373	412
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Cash and cash equivalents [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	8	11
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US treasury securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	135	132
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Government-related securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	12	18
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate bonds [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Mortgage-backed and asset-backed securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US large capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	175	187
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US small capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	43	64
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | International equity [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other investments [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Fixed Income Funds [Member] | Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value		4
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	2,121	2,278
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Cash and cash equivalents [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	80	53
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US treasury securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Government-related securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	238	207
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1,657	1,895
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Mortgage-backed and asset-backed securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	97	135
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US large capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	3	3
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US small capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | International equity [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	3	3
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other investments [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	43	(18)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1	2
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Cash and cash equivalents [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | US treasury securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Government-related securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate bonds [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Mortgage-backed and asset-backed securities [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1	2
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | US large capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | US small capitalization [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | International equity [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other investments [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	$ 0	$ 0